UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Artorius Management, LLC

Address:   750 Third Avenue, 9th Floor
           New York, NY 10017


Form 13F File Number: 28-14106


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Sullivan
Title:  Chief Financial Officer
Phone:  212-547-9510

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Sullivan               New York, New York                 2/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             101

Form 13F Information Table Value Total:  $       20,828
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
AK STEEL HOLDING CORP        COM            001547108      143   17,300 SH       SOLE       NONE      17,300      0
AMERICAN AXLE & MFG HOLDINGS COM            024061103      147   14,900 SH       SOLE       NONE      14,900      0
AMKOR TECHNOLOGY INC         COM            031652100       92   21,164 SH       SOLE       NONE      21,164      0
ATLAS AIR WORLDWIDE HOLDINGS COM            049164205      219    5,694 SH       SOLE       NONE       5,694      0
BEAM INC                     COM            073730103      668   13,038 SH       SOLE       NONE      13,038      0
BROWN SHOE COMPANY INC       COM            115736100       92   10,299 SH       SOLE       NONE      10,299      0
CBL & ASSOCIATES PROPERTIES  COM            124830100      190   12,130 SH       SOLE       NONE      12,130      0
CALUMET SPECIALTY PRODUCTS   UT LTD Partner 131476103      212   10,517 SH       SOLE       NONE      10,517      0
CAREER EDUCATION CORP        COM            141665109       94   11,800 SH       SOLE       NONE      11,800      0
CEDAR REALTY TRUST INC       COM NEW        150602209       91   21,068 SH       SOLE       NONE      21,068      0
CHELSEA THERAPEUTICS INTERNA COM            163428105       86   16,800 SH       SOLE       NONE      16,800      0
CHIQUITA BRANDS INTL         COM            170032809       93   11,104 SH       SOLE       NONE      11,104      0
COMPUWARE CORP               COM            205638109      749   90,000 SH       SOLE       NONE      90,000      0
COUSINS PROPERTIES INC       COM            222795106      224   35,000 SH       SOLE       NONE      35,000      0
EXIDE TECHNOLOGIES           COM            302051206       91   34,690 SH       SOLE       NONE      34,690      0
FASTENAL CO                  COM            311900104      217    4,983 SH       SOLE       NONE       4,983      0
FERRO CORP                   COM            315405100       92   18,717 SH       SOLE       NONE      18,717      0
FOREST CITY ENTERPRISES-CL A COM            345550107      130   11,000 SH       SOLE       NONE      11,000      0
GENERAL GROWTH PROPERTIES    COM            370023103      748   49,800 SH       SOLE       NONE      49,800      0
GENERAL MOLY INC             COM            370373102       95   30,759 SH       SOLE       NONE      30,759      0
GENIE ENERGY LTD-B           COM            372284208      393   49,550 SH       SOLE       NONE      49,550      0
GLU MOBILE INC               COM            379890106       99   31,500 SH       SOLE       NONE      31,500      0
GREAT LAKES DREDGE & DOCK CO COM            390607109       58   10,400 SH       SOLE       NONE      10,400      0
HARMONIC INC                 COM            413160102       97   19,288 SH       SOLE       NONE      19,288      0
HAWAIIAN HOLDINGS INC        COM            419879101       91   15,747 SH       SOLE       NONE      15,747      0
HECLA MINING CO              COM            422704106       68   13,000 SH       SOLE       NONE      13,000      0
ITT CORP                     COM            450911201      483   25,000 SH       SOLE       NONE      25,000      0
KEMET CORP                   COM            488360207       93   13,182 SH       SOLE       NONE      13,182      0
LIVE NATION ENTERTAINMENT IN COM            538034109       92   11,012 SH       SOLE       NONE      11,012      0
MEMC ELECTRONIC MATERIALS    COM            552715104      236   60,000 SH       SOLE       NONE      60,000      0
MAGELLAN PETROLEUM CORP      COM            559091301       32   33,500 SH       SOLE       NONE      33,500      0
MARATHON OIL CORP            COM            565849106      515   17,600 SH       SOLE       NONE      17,600      0
MARRIOTT INTERNATIONAL-CL A  COM            571903202      481   16,500 SH       SOLE       NONE      16,500      0
MONSTER WORLDWIDE INC        COM            611742107      285   36,000 SH       SOLE       NONE      36,000      0
MUELLER WATER PRODUCTS INC-A COM            624758108       99   40,511 SH       SOLE       NONE      40,511      0
NATIONAL CINEMEDIA INC       COM            635309107      162   13,065 SH       SOLE       NONE      13,065      0
NETWORK EQUIPMENT TECH INC   COM            641208103       35   30,000 SH       SOLE       NONE      30,000      0
OFFICE DEPOT INC             COM            676220106       48   22,100 SH       SOLE       NONE      22,100      0
POPULAR INC                  COM            733174106      118   84,600 SH       SOLE       NONE      84,600      0
RAMBUS INC                   COM            750917106       91   12,078 SH       SOLE       NONE      12,078      0
STEC INC                     COM            784774101       91   10,546 SH       SOLE       NONE      10,546      0
SEQUENOM INC                 COM            817337405      159   35,700 SH       SOLE       NONE      35,700      0
SHORETEL INC                 COM            825211105       87   13,700 SH       SOLE       NONE      13,700      0
SKYLINE CORP                 COM            830830105      144   33,000 SH       SOLE       NONE      33,000      0
TELLABS INC                  COM            879664100      606  150,030 SH       SOLE       NONE     150,030      0
TRIPADVISOR INC              COM            896945201      378   15,000 SH       SOLE       NONE      15,000      0
VF CORP                      COM            918204108      457    3,600 SH       SOLE       NONE       3,600      0
VISHAY INTERTECHNOLOGY INC   COM            928298108       91   10,174 SH       SOLE       NONE      10,174      0
WILLIAMS COS INC             COM            969457100    1,486   45,000 SH       SOLE       NONE      45,000      0
ZION OIL & GAS INC-CW12      WARRANTS       989696133        5   22,400 SH       SOLE       NONE      22,400      0
ATP OIL & GAS CORPORATION    COM            00208J108       96   13,052 SH       SOLE       NONE      13,052      0
AEGION CORP                  COM            00770F104      227   14,822 SH       SOLE       NONE      14,822      0
CAL DIVE INTERNATIONAL INC   COM            12802T101       92   41,012 SH       SOLE       NONE      41,012      0
CAPSTEAD MORTGAGE CORP       COM NO PAR     14067E506      181   14,540 SH       SOLE       NONE      14,540      0
CHARTER COMMUNICATION-A      COM            16117M305      228    4,000 SH       SOLE       NONE       4,000      0
CHIMERA INVESTMENT CORP      COM            16934Q109       91   36,187 SH       SOLE       NONE      36,187      0
DDR CORP                     COM            23317H102      132   10,825 SH       SOLE       NONE      10,825      0
DOUGLAS DYNAMICS INC         COM            25960R105      166   11,359 SH       SOLE       NONE      11,359      0
ENTROPIC COMMUNICATIONS INC  COM            29384R105       92   17,988 SH       SOLE       NONE      17,988      0
EXAMWORKS GROUP INC          COM            30066A105       97   10,230 SH       SOLE       NONE      10,230      0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
EXELIXIS INC                 COM            30161Q104       92   19,427 SH       SOLE       NONE      19,427      0
EXELIS INC                   COM            30162A108      309   34,100 SH       SOLE       NONE      34,100      0
EXTERRAN HOLDINGS INC        COM            30225X103      455   50,000 SH       SOLE       NONE      50,000      0
FELCOR LODGING TRUST INC     COM            31430F101       96   31,387 SH       SOLE       NONE      31,387      0
FRONTIER COMMUNICATIONS CORP COM            35906A108       73   14,100 SH       SOLE       NONE      14,100      0
GENTIVA HEALTH SERVICES      COM            37247A102       77   11,400 SH       SOLE       NONE      11,400      0
GEOPETRO RESOURCES CO        COM            37248H304       16   69,700 SH       SOLE       NONE      69,700      0
GLOBAL POWER EQUIPMENT GROUP COM            37941P306      316   13,285 SH       SOLE       NONE      13,285      0
HALOZYME THERAPEUTICS INC    COM            40637H109      202   21,205 SH       SOLE       NONE      21,205      0
HARVEST NATURAL RESOURCES IN COM            41754V103       92   12,487 SH       SOLE       NONE      12,487      0
HOWARD HUGHES CORP/THE       COM            44267D107      623   14,100 SH       SOLE       NONE      14,100      0
INFINERA CORP                COM            45667G103       73   11,700 SH       SOLE       NONE      11,700      0
JANUS CAPITAL GROUP INC      COM            47102X105       92   14,601 SH       SOLE       NONE      14,601      0
MAGNUM HUNTER RESOURCES CORP COM            55973B102       93   17,313 SH       SOLE       NONE      17,313      0
MARKET VECTORS GOLD MINERS   ETFs           57060U100      226    4,400 SH       SOLE       NONE       4,400      0
MERITOR INC                  COM            59001K100       92   17,248 SH       SOLE       NONE      17,248      0
NPS PHARMACEUTICALS INC      COM            62936P103      125   19,000 SH       SOLE       NONE      19,000      0
NORANDA ALUMINUM HOLDING COR COM            65542W107       90   10,853 SH       SOLE       NONE      10,853      0
OCH-ZIFF CAPITAL MANAGEMEN-A CL A           67551U105       97   11,500 SH       SOLE       NONE      11,500      0
POLYONE CORPORATION          COM            73179P106      140   12,100 SH       SOLE       NONE      12,100      0
POWER-ONE INC                COM            73930R102       94   24,093 SH       SOLE       NONE      24,093      0
PROSPECT CAPITAL CORP        COM            74348T102      129   13,845 SH       SOLE       NONE      13,845      0
SPDR GOLD TRUST              ETFs           78463V107      228    1,500 SH       SOLE       NONE       1,500      0
SPDR S&P BANK ETF            ETFs           78464A797      672   33,900 SH       SOLE       NONE      33,900      0
SEALED AIR CORP              COM            81211K100      714   41,500 SH       SOLE       NONE      41,500      0
HEALTH CARE SELECT SECTOR    ETFs           81369Y209      364   10,500 SH       SOLE       NONE      10,500      0
SMART BALANCE INC            COM            83169Y108      163   30,343 SH       SOLE       NONE      30,343      0
SYMETRA FINANCIAL CORP       COM            87151Q106       92   10,185 SH       SOLE       NONE      10,185      0
SYNERGY RESOURCES CORP       COM            87164P103       43   15,000 SH       SOLE       NONE      15,000      0
TICC CAPITAL CORP            COM            87244T109       88   10,200 SH       SOLE       NONE      10,200      0
TARGACEPT INC                COM            87611R306       96   17,152 SH       SOLE       NONE      17,152      0
TETRA TECHNOLOGIES INC       COM            88162F105      141   15,100 SH       SOLE       NONE      15,100      0
TRIQUINT SEMICONDUCTOR INC   COM            89674K103       53   10,800 SH       SOLE       NONE      10,800      0
US AIRWAYS GROUP INC         COM            90341W108       89   17,644 SH       SOLE       NONE      17,644      0
XYLEM INC                    COM            98419M100      527   20,500 SH       SOLE       NONE      20,500      0
MAIDEN HOLDINGS LTD          COM            G5753U112      110   12,611 SH       SOLE       NONE      12,611      0
SHIP FINANCE INTL LTD        COM            G81075106       94   10,030 SH       SOLE       NONE      10,030      0
LYONDELLBASELL INDU-CL A     COM            N53745100      341   10,500 SH       SOLE       NONE      10,500      0
GENCO SHIPPING & TRADING LTD COM            Y2685T107       95   14,067 SH       SOLE       NONE      14,067      0
SCORPIO TANKERS INC          COM            Y7542c106       58   11,800 SH       SOLE       NONE      11,800      0
SEASPAN CORP                 COM            Y75638109      304   22,200 SH       SOLE       NONE      22,200      0